Convertible preferred stock and equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Convertible preferred stock and equity
11.	CONVERTIBLE PREFERRED STOCK AND EQUITY

The Company’s certificate of incorporation, as amended, designates and authorizes the Company to issue 184,204 shares, consisting of (i) 113,000 shares of common stock, par value $0.00001 per share; and (ii) 71,204 shares of preferred stock, $0.00001 par value per share.

In February 2020, through a subsequent closing, the Company sold and issued 2,751 shares of series B-1 preferred stock for cash proceeds of approximately $10,300.

Preferred stock as of March 31, 2021, consisted of the following (in thousands, except per share amounts):

	Issuance Start Date	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying value	Liquidation Preference

Series Seed	July 14, 2014	3,971	3,971	$0.60	$1,768	$4,978
Series Seed	April 29, 2015	4,000	4,000	0.63	2,479	5,101
Series A	January 19, 2016	15,231	15,231	0.75	11,110	11,367
Series A-1	May 5, 2017	8,464	8,464	1.18	9,737	10,000
Series B	July 30, 2018	15,983	15,983	3.13	50,000	50,000
Series B--2019 Convertible Notes conversion at 10% discount	July 30, 2018	2,753	2,753	2.82	8,601	7,752
Series B-1	May 20, 2019	18,112	17,977	3.74	66,842	67,300
Series B-2	May 20, 2019	2,690	2,690	3.37	10,068	9,064

Total		71,204	71,069		$160,605	$165,562

The Company has recorded the convertible preferred stock that was issued at its fair value (i.e., the amount of proceeds received), net of issuance costs.

The holders of Series Seed, Series A, Series A-1, Series B, Series B-1, and Series B-2 preferred stock have various rights and preferences as follows:

Voting—Each share of preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock, except as below:

Holders of a majority of the Series Seed, Series A, Series A-1, and Series B preferred stock are entitled to elect, voting as a separate class, one member to the Company’s Board of Directors.

Holders of a majority of Series B-1 and Series B-2 preferred stock voting together as a single class on an as-converted to common stock basis, are entitled to elect one member to the Company’s Board of Directors.

Holders of a majority of the common stock are entitled to elect, each voting separately as a class, four members to the Company’s Board of Directors.

Holders of common stock and preferred stock are entitled to elect, voting together as a single class on an as- converted basis, all remaining directors.

Protective Provisions—At any time when greater than 9,349 shares of preferred stock remain outstanding, the Company shall not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the requisite holders given in writing or by vote at a meeting: (a) effect any Liquidation Event, (b) acquire another company or business, unless otherwise approved by the board of directors, (c) increase or decrease the total number of authorized shares of Common Stock or Preferred Stock, (d) declare or pay any dividends on or declare or make any other distribution on account of any shares of Preferred Stock or Common Stock, (e) change the authorized number of directors of the Company, (f) authorize or issue, or obligate itself to issue, any equity security having a preference over, or being on a parity with any Preferred Stock with respect to dividends, liquidation or redemption, other than the issuance of any authorized but unissued shares of Preferred Stock. (g) redeem, purchase, or otherwise acquire any shares of preferred stock or common stock, (h) terminate any key employee or founder, unless approved by the board of directors, (i) adopt any new, or increase the number of shares of common stock reserved for issuance under any existing, equity incentive plan, unless approved by the board of directors, (j) create, invest in or hold equity in any non-wholly owned subsidiary, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Corporation, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose of all or substantially all of the assets of such subsidiary, unless approved by the board of directors, (k) incur or refinance any indebtedness for borrowed money unless approved by the board of directors, (l) amend, alter or repeal any provision of the certificate of incorporation or Bylaws of the Corporation in a manner that adversely affects the powers, preferences or rights of any series of preferred stock.

Dividends—The holders of Series Seed, Series A, Series A-1, Series B, Series B-1, and Series B-2 preferred stock shall be entitled to receive, out of any funds legally available, noncumulative dividends prior and in preference to any dividends paid on the common stock, at the rate of 8% of the applicable original issue price for each series of preferred stock, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, when, as and if declared by the Board of Directors. After payment of such dividends on the preferred stock, any additional dividends or distributions shall be distributed among all holders of Common Stock in proportion to the number of shares of Common Stock that would be held by each such holder if all shares of preferred stock were converted to Common Stock at the then-effective conversion rate. Such dividends are not cumulative. No dividends have been declared or paid on the Company’s preferred stock.

Liquidation Preference—In the event of any liquidation, dissolution, or winding-up of the Company, the holders of preferred stock shall be entitled to receive, ratably, prior and in preference to any distribution of the assets or funds of the Company to the holders of the common stock, an amount equal to the issuance price per share of $0.60, $0.63, $0.75, $1.18, $3.13, $2.82, $3.74, and $3.37 for Series Seed (issued before April 2019, 2015), Series Seed (issued after April 29, 2015), Series A, Series A-1, Series B, Series B-1, and Series B-2, respectively, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, plus any accrued and unpaid dividends and any other declared but unpaid dividends (the “Liquidation Preference”). If the Company has insufficient assets to permit payment of the Liquidation Preference in full to all holders of preferred stock, then the assets of the Company shall be distributed ratably to the holders of preferred stock in proportion to the Liquidation Preference such holders would otherwise be entitled to receive.

After the payment of all preferential amounts required to be paid to the holders of shares of preferred stock and before any payment shall be made to the holders of common stock, if proceeds remain, one investor of the Company is entitled to receive a baseline liquidation bonus. The baseline liquidation bonus amount for each share of series B preferred stock held by the investor is equal to the greater of a) the amount the investor would have received upon the execution of a liquidation event if the series B preferred stock outstanding were entitled to receive proceeds in the aforementioned liquidation event and b) the amount the investor actually receives in the liquidation event for each share of series B preferred stock.

After payment of the Liquidation Preference to the holders of preferred stock and the investor previously mentioned, the remaining assets of the Company shall be distributed ratably to the holders of common stock on a fully converted basis.

The liquidation preference provisions of the preferred stock are considered contingent redemption provisions as there are certain elements that are not solely within the control of the Company. These elements primarily relate to deemed liquidation events such as a change in control. As a result, the Company considers the preferred stock as redeemable and has classified the preferred stock outside of stockholders’ equity (deficit) in the mezzanine section of the Condensed Consolidated Balance Sheets.

Conversion

Each share of preferred stock is convertible at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. The conversion price per share of Series Seed (before April 29, 2019), Series Seed (after April 29, 2015) Series A, Series A-1, Series B, Series B-1, and Series B-2, preferred stock shall be $0.60, $0.63, $0.75, $1.18, $3.13, $2.82, $3.74, and $3.37 per share, respectively, as defined by the Company’s certificate of incorporation, as amended. As of March 31, 2021, the conversion ratio for preferred stock was one-to-one.

Each share of preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon either (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company to the public with offering proceeds to the Company in excess of $150,000 (net of underwriters’ discounts, concessions, commissions, and expenses) or (ii) the consent of holders of at least a majority of the then-outstanding shares of preferred stock, voting together as a single class on an as-converted basis.

Common Stock Reserved for Future Issuance

The Company had reserved shares of common stock for future issuance as of March 31, 2021 and December 31, 2020, respectively, as follows (in thousands):

	March 31, 2021	December 31, 2020
Conversion of outstanding redeemable convertible preferred stock	71,069	71,069
Stock options issued and outstanding	18,891	24,179
Warrants issued and outstanding	282	354
Remaining shares available for future issuance	845	1,003

Total	91,087	96,605

Warrants

In January 2021, warrants to purchase 72 shares of common stock were converted into common stock.

Fair Valuation Methodology

The Company has historically issued warrants which were classified and accounted for as either liabilities or equity instruments on the Condensed Consolidated Balance Sheets, depending on the nature of the issuance. The Company’s warrants are initially measured at fair market value. The Company employs the Black-Scholes pricing model to calculate the value of the warrants and record the value. The inputs utilized by management are highly subjective, changes in the inputs and estimates could result in a material change to the calculated value. One of the key inputs used by management in calculating the value of these awards is the common stock price. Management and the board of directors considered various objective and subjective factors to determine the fair value of the Company’s common stock price at various grant dates, including the value determined by a third-party valuation firm. These factors included, among other things, financial performance, capital structure, forecasted operating results and market performance analyses of similar companies in our industry. The assumptions used in calculating the fair value of warrants represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. These warrants are measured at fair value using significant unobservable inputs (Level 3) and amounts to $926 and $576 as of March 31, 2021 and December 31, 2020, respectively. The 2019 warrants and the 2020 warrants issued in connection with the Company’s sublease were recorded within equity and allocated between research and development, general and administrative and sales and marketing on the Condensed Consolidated Statements of Operations and Comprehensive Loss, depending on headcount as the issued warrants were in return for rental of office space. The 2020 warrants issued in connection with the term loan are recorded as derivative liabilities, within convertible notes, net on the Condensed Consolidated Balance Sheets. The debt discount is amortized over the life of the debt.

Key inputs to calculate the fair value of the warrants using the Black-Scholes pricing model were as follows:

	March 31, 2021	December 31, 2020
Expected term	10 -12 years	10 - 12 years
Volatility	61 -.61.2%	55.0 - 61.0%
Risk-free interest rate	0.93-1.74%	0.68 - 0.93%
Dividend yield	0%	0%

11.	CONVERTIBLE PREFERRED STOCK AND EQUITY

The Company’s certificate of incorporation, as amended, designates and authorizes the Company to issue 184,204 shares, consisting of (i) 113,000 shares of common stock, par value $0.00001 per share; and (ii) 71,204 shares of preferred stock, $0.00001 par value per share, 7,971 shares of which are designated as Series Seed Preferred Stock, 15,231 shares of which are designated as Series A Preferred Stock, 8,464 shares of which are designated as Series A-1 Preferred Stock, 18,736 shares of which are designated as Series B Preferred Stock, 18,112 shares of which are designated as Series B-1 Preferred Stock and 2,690 shares of which are designated as Series B-2 Preferred Stock.

In May 2019, the Company sold and issued 15,226 shares of series B-1 preferred stock for cash proceeds net of issuance costs of $56,542. Upon the issuance of the Series B-1 preferred stock, the Company settled the full principal balance plus accrued interest of the 2019 Convertible Notes (see Note 8, Debt) through the issuance of 2,690 shares of series B-2 preferred stock.

In February 2020, through a subsequent closing, the Company sold and issued 2,751 shares of series B-1 preferred stock for cash proceeds of approximately $10,300.

Preferred stock as of December 31, 2020, consisted of the following (in thousands, except per share amounts):

	Issuance Start Date	Shares Authorized	Shares issued and Outstanding	Issuance Price Per Share	Carrying value	Liquidation Preference
Series Seed	July 14, 2014	3,971	3,971	$0.60	$1,768	$4,978
Series Seed	April 29, 2015	4,000	4,000	0.63	2,479	5,101
Series A	January 19, 2016	15,231	15,231	0.75	11,110	11,367
Series A-1	May 5, 2017	8,464	8,464	1.18	9,737	10,000
Series B	July 30, 2018	15,983	15,983	3.13	50,000	50,000
Series B—2019 Convertible Notes conversion at 10% discount	July 30, 2018	2,753	2,753	2.82	8,601	7,752
Series B-1	May 20, 2019	18,112	17,977	3.74	66,842	67,300
Series B-2	May 20, 2019	2,690	2,690	3.37	10,068	9,064

Total		71,204	71,069		$160,605	$165,562

The Company has recorded the convertible preferred stock that was issued at its fair value (i.e., the amount of proceeds received), net of issuance costs.

The holders of Series Seed, Series A, Series A-1, Series B, Series B-1, and Series B-2 preferred stock have various rights and preferences as follows:

Voting

Each share of preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock, except as below:

Holders of a majority of the Series Seed, Series A, Series A-1, and Series B preferred stock are entitled to elect, voting as a separate class, one member to the Company’s Board of Directors.

Holders of a majority of Series B-1 and Series B-2 preferred stock voting together as a single class on an as-converted to common stock basis, are entitled to elect one member to the Company’s Board of Directors.

Holders of a majority of the common stock are entitled to elect, each voting separately as a class, four members to the Company’s Board of Directors.

Holders of common stock and preferred stock are entitled to elect, voting together as a single class on an as- converted basis, all remaining directors.

Protective Provisions

At any time when greater than 9,349 shares of preferred stock remain outstanding, the Company shall not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the requisite holders given in writing or by vote at a meeting: (a) effect any Liquidation Event, (b) acquire another company or business, unless otherwise approved by the board of directors, (c) increase or decrease the total number of authorized shares of Common Stock or Preferred Stock, (d) declare or pay any dividends on or declare or make any other distribution on account of any shares of Preferred Stock or Common Stock, (e) change the authorized number of directors of the Company, (f) authorize or issue, or obligate itself to issue, any equity security having a preference over, or being on a parity with any Preferred Stock with respect to dividends, liquidation or redemption, other than the issuance of any authorized but unissued shares of Preferred Stock. (g) redeem, purchase, or otherwise acquire any shares of preferred stock or common stock, (h) terminate any key employee or founder, unless approved by the board of directors, (i) adopt any new, or increase the number of shares of common stock reserved for issuance under any existing, equity incentive plan, unless approved by the board of directors, (j) create, invest in or hold equity in any non-wholly owned subsidiary, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Corporation, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose of all or substantially all of the assets of such subsidiary, unless approved by the board of directors, (k) incur or refinance any indebtedness for borrowed money unless approved by the board of directors, (l) amend, alter or repeal any provision of the certificate of incorporation or Bylaws of the Corporation in a manner that adversely affects the powers, preferences or rights of any series of preferred stock.

Dividends

The holders of Series Seed, Series A, Series A-1, Series B, Series B-1, and Series B-2 preferred stock shall be entitled to receive, out of any funds legally available, noncumulative dividends prior and in preference to any dividends paid on the common stock, at the rate of 8% of the applicable original issue price for each series of preferred stock, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, when, as and if declared by the Board of Directors. After payment of such dividends on the preferred stock, any additional dividends or distributions shall be distributed among all holders of Common Stock in proportion to the number of shares of Common Stock that would be held by each such holder if all shares of preferred stock were converted to Common Stock at the then-effective conversion rate. Such dividends are not cumulative. No dividends have been declared or paid on the Company’s preferred stock.

Liquidation Preference

In the event of any liquidation, dissolution, or winding-up of the Company, the holders of preferred stock shall be entitled to receive, ratably, prior and in preference to any distribution of the assets or funds of the Company to the holders of the common stock, an amount equal to the issuance price per share of $.60, $.63, $.75, $1.18, $3.13, $2.82, $3.74, and $3.37 for Series Seed (issued before April 2019, 2015), Series Seed (issued after April 29, 2015), Series A, Series A-1, Series B, Series B-1, and Series B-2, respectively, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, plus any accrued and unpaid dividends and any other declared but unpaid dividends (the “Liquidation Preference”). If the Company has insufficient assets to permit payment of the Liquidation Preference in full to all holders of preferred stock, then the assets of the Company shall be distributed ratably to the holders of preferred stock in proportion to the Liquidation Preference such holders would otherwise be entitled to receive.

After the payment of all preferential amounts required to be paid to the holders of shares of preferred stock and before any payment shall be made to the holders of common stock, if proceeds remain, one investor of the Company is entitled to receive a baseline liquidation bonus. The baseline liquidation bonus amount for each share of series B preferred stock held by the investor is equal to the greater of a) the amount the investor would have received upon the execution of a liquidation event if the series B preferred stock outstanding were entitled to receive proceeds in the aforementioned liquidation event and b) the amount the investor actually receives in the liquidation event for each share of series B preferred stock.

After payment of the Liquidation Preference to the holders of preferred stock and the investor previously mentioned, the remaining assets of the Company shall be distributed ratably to the holders of common stock on a fully converted basis.

The liquidation preference provisions of the preferred stock are considered contingent redemption provisions as there are certain elements that are not solely within the control of the Company. These elements primarily relate to deemed liquidation events such as a change in control. As a result, the Company considers the preferred stock as redeemable and has classified the preferred stock outside of stockholders’ equity (deficit) in the mezzanine section of the Consolidated Balance Sheets.

Conversion

Each share of preferred stock is convertible at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. The conversion price per share of Series Seed (before April 29, 2019), Series Seed (after April 29, 2015) Series A, Series A-1, Series B, Series B-1, and Series B-2, preferred stock shall be $.60, $.63, $.75, $1.18, $3.13, $2.82, $3.74, and $3.37 per share, respectively, as defined by the Company’s certificate of incorporation, as amended. As of December 31, 2020, the conversion ratio for preferred stock was one-to-one.

Each share of preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon either (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company to the public with offering proceeds to the Company in excess of $150,000 (net of underwriters’ discounts, concessions, commissions, and expenses) or (ii) the consent of holders of at least a majority of the then-outstanding shares of preferred stock, voting together as a single class on an as-converted basis.

Common Stock Reserved for Future Issuance

The Company had reserved shares of common stock for future issuance as of December 31, 2020 and 2019, respectively, as follows (in thousands):

	2020	2019
Conversion of outstanding redeemable convertible preferred stock	71,069	68,318
Stock options issued and outstanding	24,179	21,448
Warrants issued and outstanding.	354	261
Remaining shares available for future issuance	1,003	3,869

Total	96,605	93,896

Warrants

In 2015, the Company issued warrants to purchase 72 shares of common stock, which are exercisable for a 10-year period. The initial strike price is $0.005 per share. All 72 shares were converted into common shares in January 2021.

In 2018, the Company issued warrants to purchase 147 shares of common stock, which are exercisable for a 10-year period. Of the warrants issued in 2018, 96 were converted into common shares as of December 31, 2020 at a strike price of $.01 per share. As of December 31, 2020, 51 warrants are outstanding at a strike price of $.37 per share.

In 2019, the Company issued warrants to purchase 42 shares of common stock, which are exercisable for a 10-year period. The initial strike price is $.01 per share. All 42 warrants issued in 2019 have been converted into common shares as of December 31, 2020.

In September 2020, in connection with the execution of the term loan, the Company issued warrants, classified and accounted for as liabilities, to purchase 231 shares of common stock, which are exercisable for a 12-year period. The initial strike price is $.91 per share.

In October 2020, the Company issued warrants to purchase 434 shares of common stock, which are exercisable for a 10-year period. The initial strike price is $.01 per share. All 434 warrants issued in October 2020 have been converted into common shares as of December 31, 2020.

Fair Valuation Methodology

The Company has historically issued warrants which were classified and accounted for as either liabilities or equity instruments on the Consolidated Balance Sheets, depending on the nature of the issuance. The Company’s warrants are initially measured at fair market value. The Company employs the Black-Scholes pricing model to calculate the value of the warrants and record the value. The inputs utilized by management are highly subjective, changes in the inputs and estimates could result in a material change to the calculated value. One of the key inputs used by management in calculating the value of these awards is the common stock price. Management and the board of directors considered various objective and subjective factors to determine the fair value of the Company’s common stock price at various grant dates, including the value determined by a third-party valuation firm. These factors included, among other things, financial performance, capital structure, forecasted operating results and market performance analyses of similar companies in our industry. The assumptions used in calculating the fair value of warrants represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. These warrants are measured at fair value using significant unobservable inputs (Level 3) and amounts to $576 and $116 as of December 31, 2020 and 2019, respectively. The 2019 warrants and the 2020 warrants issued in connection with the Company’s sublease were recorded within equity and allocated between research and development, general and administrative and sales and marketing on the Consolidated Statements of Operations and Comprehensive Income (Loss), depending on headcount as the issued warrants were in return for rental of office space. The 2020 warrants issued in connection with the term loan are recorded as derivative liabilities, within convertible notes, net on the Consolidated Balance Sheets. The debt discount is amortized over the life of the debt.

Key inputs to calculate the fair value of the warrants using the Black-Scholes pricing model were as follows:

	2020	2019
Expected term	10-12 years	10 years
Volatility	55.0 – 61.0%	55.0%
Risk-free interest rate	0.68 – 0.93%	2.03%
Dividend yield	0%	0%

May and June 2019 Secondary Purchase

In May and June 2019, LI SPV, LLC (“SPV”), an unrelated third party with no pre-existing equity investment or business relationship with the Company, purchased 874 shares of the Company’s vested common stock and common stock options from employees and non-employee consultants for $3.74 per share. The price per share was pegged to the Company’s May 20, 2019 Series B-1 preferred stock issuance price of $3.74 per share (see Note 8, Debt). SPV did not contemporarily participate in the Company’s May 2019 Series B-1 preferred stock offering.

The Company concluded that the price per share paid by SPV for the shares purchased from employees of the Company was in excess of fair value. In accordance with ASC 718, the Company concluded the excess value represents compensation to its employees, and therefore constitutes employee stock compensation expense. The Company recorded $2,476 in stock-based compensation expense related to the transaction allocated to general and administrative, sales and marketing, and research and development in the Consolidated Statements of Operations and Comprehensive Income (Loss).